PRESENTATION OF THE FINANCIAL STATEMENTS (Tables)	9 Months Ended
Mar. 31, 2022
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	Three Months Ending March 31,
	2022	2021
Convertible preferred stock	42,048,000	18,068,034
Stock options	3,080,016	2,342,660
Stock warrants	58,538,006	7,622,411
Total	103,666,022	28,033,105
	Nine Months Ending March 31,
	2022	2021
Convertible preferred stock	42,048,000	18,068,034
Stock options	3,155,233	2,127,915
Stock warrants	58,557,984	6,443,472
Total	103,761,217	26,639,421